Available for sale securities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Available for sale securities [Text Block]

5. Available for sale securities

Available for sale securities are comprised of publicly traded common stocks which have been valued using quoted market prices in active markets. The following table summarizes the Company’s available for sale securities at:

	September 30,	December 31,
	2013	2012

Cost	$1,499	$2,259
Other than temporary impairment charge	(969)	-
Unrealized gain (loss)	30	(827)
Fair value	$560	$1,432

During the nine months ended September 30, 2013, the Company sold a portion of its available for sale equity securities for gross proceeds of approximately $0.4 million and recognized a loss of $0.4 million, and in 2012 the Company sold a portion of its available for sale equity securities for gross proceeds of approximately $0.2 million and recognized a loss of $0.1 million. In addition, the Company recognized an other than temporary impairment charge of $1.0 million during the second quarter of 2013.

6. Available for sale securities

Available for sale securities are comprised of publically traded common stocks which have been valued using quoted market prices in active markets. The following table summarizes the Company’s available for sale securities at December 31:

	2012	2011

Cost	$2,259	$2,297

Unrealized gain (loss)	(827)	243

Fair value	$1,432	$2,540

During the year ended December 31, 2012, the Company sold a portion of its available for sale equity securities for gross proceeds of approximately $0.2 million and recognized a loss of $0.1 million. The Company assessed the unrealized loss at December 31, 2012 and determined it to not be other than temporary based on a review of the potential of the investment security. The securities have been in a loss position for under twelve months. The Company is under no pressure to sell these remaining securities and intends to hold them at least until it recovers its cost basis. At December 31, 2011, the Company had an unrecognized gain with respect to such securities.